Major Customers	12 Months Ended
Sep. 30, 2011
Major Customers [Abstract]
Major Customers
Note 11:  Major Customers

On August 20, 2009, the Company entered into the Ethanol Agreement for marketing, selling, and distributing all of the ethanol and distillers grains with solubles produced by the Company.  The Company has expensed $3,546,259 and $1,750,718 in marketing fees under this agreement for the twelve months ended September 30, 2011 and 2010, respectively.  Revenues with this customer were $327,849,110 and $207,833,200, respectively, for the twelve months ended September 30, 2011 and 2010.   Trade accounts receivable due from this customer were $17,642,245 and $23,392,670 September 30, 2011 and 2010, respectively.